SCHEDULE OF RIGHT OF USE OPERATING LEASES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Right-of-use assets	$ 96,058	$ 146,912	$ 240,796
Beginning balance	158,525
Ending balance	109,329	158,525
Current lease liabilities	78,791	77,069	104,224
Long-term lease liabilities	30,538	81,456	140,682
Office Premises [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets	96,058	146,912	240,796
Beginning balance	158,525	244,906	78,949
Addition			220,368
Liability accretion	12,346	24,221	9,042
Lease payments	(61,542)	(110,602)	(63,453)
Ending balance	109,329	158,525	244,906
Current lease liabilities	78,791	77,069	104,224
Long-term lease liabilities	$ 30,538	$ 81,456	$ 140,682
Operating Lease, Weighted Average Remaining Lease Term	1 year 5 months 1 day	2 years 2 months 1 day	2 years 10 months 13 days
Operating Lease, Weighted Average Discount Rate, Percent	12.00%	12.00%	12.00%